Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Consolidated condensed statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ (1,510)	$ (14,407)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	1,136	(8,240)
Currency translation differences	30,302	13,862
Tax effect	(1,692)	2,903
Net income/(expenses) recognized directly in equity	29,746	8,525
Cash flow hedges	17,335	16,960
Tax effect	(4,334)	(4,240)
Transfers to income statement	13,001	12,720
Other comprehensive income/(loss)	42,747	21,245
Total comprehensive income/(loss) for the period	41,237	6,837
Total comprehensive (income)/loss attributable to non-controlling interest	(4,486)	1,803
Total comprehensive income/(loss) attributable to the Company	$ 36,751	$ 8,640